Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and intangible assets
Schedule of carrying value of goodwill

		Asset
		management
	Capital	and other	Other
($ in thousands)	provision	services	Corporate	Total
At January 1, 2021	107,991	25,020	1,021	134,032
Foreign exchange (losses)	-	-	(13)	(13)
At December 31, 2021	107,991	25,020	1,008	134,019

		Asset
		management
	Capital	and other	Other
($ in thousands)	provision	services	Corporate	Total
At January 1, 2020	107,991	25,020	988	133,999
Foreign exchange gains	-	-	33	33
At December 31, 2020	107,991	25,020	1,021	134,032